CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital [member]	Treasury shares [member]	Share compensation reserve [member]	Hedging reserve [member]	Translation reserve [member]	Merger reserve [member]	Accumulated (losses) profit [member]	Attributable to owners of the company [member]	Non-controlling interest [member]
Share capital, Balance at Dec. 31, 2019	$ 251,938	$ 320,683	$ (1,993)	$ 4,520	$ 173	$ (2,522)	$ (18,354)	$ (50,569)	$ 251,938	$ 0
Statement [Line Items]
Profit/Loss for the year	(41,100)	0	0	0	0	0	0	(38,795)	(38,795)	(2,305)
Other comprehensive income for the year, net of income tax	(5,903)	0	0	0	285	(6,227)	0	39	(5,903)	0
Total comprehensive income/loss for the year	(47,003)	0	0	0	285	(6,227)	0	(38,756)	(44,698)	(2,305)
Dividends (Note 41)	0
Equity-settled share-based payments (Note 29)	1,847	0	0	1,847	0	0	0	0	1,847	0
Treasury shares reissued to employees under the Forfeitable Share Plan (Note 29)	0	0	1,606	(2,413)	0	0	0	807	0	0
Transfer of pension fund surplus (Note 19)	3,150	0	0	0	0	0	0	3,150	3,150
Acquisition of non-controlling interest (Note 39.1)	44,087	0	0	0	0	0	0	0	0	44,087
Transaction with owners, recognised directly in equity	49,084	0	1,606	(566)	0	0	0	3,957	4,997	44,087
Share capital, Balance at Dec. 31, 2020	254,019	320,683	(387)	3,954	458	(8,749)	(18,354)	(85,368)	212,237	41,782
Statement [Line Items]
Profit/Loss for the year	129,482	0	0	0	0	0	0	118,925	118,925	10,557
Other comprehensive income for the year, net of income tax	4,860	0	0	0	4,999	(1,034)	0	895	4,860	0
Total comprehensive income/loss for the year	134,342	0	0	0	4,999	(1,034)	0	119,820	123,785	10,557
Dividends (Note 41)	(13,546)	0	0	0	0	0	0	(13,546)	(13,546)	0
Equity-settled share-based payments (Note 29)	3,330	0	0	3,330	0	0	0	0	3,330	0
Acquisition of treasury shares (Note 29)	(11,876)	0	(11,876)	0	0	0	0	0	(11,876)	0
Treasury shares reissued to employees under the Forfeitable Share Plan (Note 29)	0	0	393	(2,507)	0	0	0	2,114	0	0
Acquisition of non-controlling interest (Note 39.1)	(46,634)	0	0	0	0	0	5,705	0	5,705	(52,339)
Transaction with owners, recognised directly in equity	68,726	0	(11,483)	823	0	0	5,705	(11,432)	(16,387)	(52,339)
Share capital, Balance at Dec. 31, 2021	319,635	320,683	(11,870)	4,777	5,457	(9,783)	(12,649)	23,020	319,635	0
Statement [Line Items]
Profit/Loss for the year	103,367	0	0	0	0	0	0	103,367	103,367	0
Other comprehensive income for the year, net of income tax	(7,807)	0	0	0	(6,794)	(917)	0	(96)	(7,807)	0
Total comprehensive income/loss for the year	95,560	0	0	0	(6,794)	(917)	0	103,271	95,560	0
Dividends (Note 41)	(135,877)	0	0	0	0	0	0	(135,877)	(135,877)	0
Equity-settled share-based payments (Note 29)	8,134	0	0	8,134	0	0	0	0	8,134	0
Treasury shares reissued to Offeror under the TMI Offer (Note 28)	(3)	0	11,870	(12,911)	0	0	0	1,038	(3)	0
Transaction with owners, recognised directly in equity	127,746	0	11,870	(4,777)	0	0	0	(134,839)	(127,746)	0
Share capital, Balance at Dec. 31, 2022	$ 287,449	$ 320,683	$ 0	$ 0	$ (1,337)	$ (10,700)	$ (12,649)	$ (8,548)	$ 287,449	$ 0